Revenue	12 Months Ended
Dec. 31, 2018
Revenue From Rendering Of Telecommunication Services [Abstract]
Revenue
30.	REVENUE

Prior to 2018

The main source of revenue of the Company includes various telecommunications services in different streams.  The information of disaggregation of revenue please refer to Note  44.

2018

Year Ended December 31
2018
NT$
(In Millions)
Revenue from contracts with customers	$214,461
Other revenues
Rental income	640
Other	382
1,022
Total	$215,483

The information of performance obligations in customer contracts, please refer to Note 3 Summary of Significant Accounting Policies for details.

a.	Disaggregation of revenue

For the year ended December 31, 2018

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$63,906	$—	$—	$—	$63,906
Sales of products	1,731	35,702	4	251	3,601	41,289
Local telephone and domestic long distance telephone services revenue	29,996	—	—	—	—	29,996
Broadband access and domestic leased line services revenue	22,453	—	—	—	—	22,453
Data Communications internet services revenue	—	—	21,137	—	—	21,137
International network and leased telephone services revenue	—	—	—	8,724	—	8,724
Others	11,923	1,269	8,509	4,449	806	26,956
	$66,103	$100,877	$29,650	$13,424	$4,407	$214,461

b.	Contract balances

December 31
2018
NT$
(In Millions)
Trade notes and accounts receivable (Note 11)	$30,076
Contract assets
Products and service bundling	$7,123
Other	109
Less : Loss allowance	(19)
$7,213
Current	$4,869
Noncurrent	2,344
$7,213
Contract liabilities
Telecommunications business	$8,193
Project business	4,508
Products and service bundling	106
Other	476
$13,283
Current	$10,688
Noncurrent	2,595
$13,283

The changes in the contract asset and the contract liability balances primarily result from the timing difference between the satisfaction of performance obligations and the payments collected from customers.  Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

Year Ended December 31
2018
NT$
(In Millions)
Contract assets
Net increase of customer contracts	$4,126
Reclassified to trade receivables	(7,532)
$(3,406)
Contract liabilities
Net increase of customer contracts	$16
Recognized as revenues	(194)
$(178)

The Company applies the simplified approach to providing for expected credit losses prescribed by IFRS 9, which permits the use of lifetime expected loss provision for receivables. Contract assets will be reclassified to trade receivables when the corresponding invoice is billed to the client. Contract assets have substantially the same risk characteristics as the trade receivables of the same types of contracts. Therefore, the Company concluded that the expected loss rates for trade receivables can be applied to the contract assets.

Revenue recognized for the period that was included in the contract liability at the beginning of the period was as follows:

Year Ended December 31
2018
NT$
(In Millions)
Telecommunications business	$7,157
Project business	627
Others	324
$8,108

c.	Incremental costs of obtaining contracts

December 31
2018
NT$
(In Millions)
Noncurrent
Incremental costs of obtaining contracts	$1,335

The Company considered the past experience and the default clauses in the telecommunications service contract and believes the commissions and equipment subsidy paid for obtaining contracts are expected to be recoverable; therefore, incremental costs of obtaining contracts are recognized as an asset. Amortization expense of incremental costs of obtaining contracts for the year ended December 31, 2018 was $1,941 million.

d.	Remaining Performance Obligations

As of December 31, 2018, the aggregate amount of transaction price allocated to performance obligations for non-cancellable telecommunications service contracts that are unsatisfied is $38,909 million.  The Company expects to recognize revenue when service is provided over contract terms in the next 36 months, $24,388 million, $11,581 million and $2,940 million for 2019, 2020 and 2021, respectively.  The variable consideration collected from customers on nonrecurring basis resulting from exceeded usage from monthly fee and revenue recognized for contracts that the Company has a right to consideration from customers in the amount corresponding directly with the value to the customers of the Company’s performance completed to date have been excluded from the disclosure of remaining performance obligations.

As of December 31, 2018, the aggregate amount of transaction price allocated to performance obligations for non-cancellable project business contracts that are unsatisfied is $20,990 million.  The Company recognizes revenues when the project business contract is completed and accepted by customers.  The Company expects to recognize such revenue of $3,656 million, $12,893 million and $4,441 million in 2019, 2020 and 2021, respectively.  Project business contracts whose expected duration are less than a year have been excluded from the aforementioned disclosure.